The Prudential

                                   Dodie C. Kent
                                   Assistant General Counsel
                                   Law Department

                                   The Prudential Insurance Company of America
                                   213 Washington Street
                                   Newark, NJ 07102-2992
                                   (973) 802-4439 fax: (973) 802-9560




                                                              May 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re: Pruco Life of New Jersey Variable Insurance Account (Registration No. 2-81243)
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Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 25 and (ii) that the text of Post-Effective Amendment No. 25 was filed electronically on April 28, 1998 (Accession No. 0000950110-98-000484).



                                 By:  /s/
                                     -------------------------------------------
                                     Dodie C. Kent
                                     Assistant General Counsel
                                     Pruco Life Insurance Company of New Jersey